Other non-financial liabilities (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	SFr 5,922	SFr 5,224		SFr 7,674
of which: accrued expenses	1,765	1,141		2,670
of which: Deferred Contingent Capital Plan	1,770	1,629		1,993
of which: other deferred compensation plans	1,762	1,627		2,086
of which: net defined benefit pension and post-employment liabilities	625	828		925
Current and deferred tax liabilities	907	947		912
VAT and other tax payables	503	534		415
Deferred income	240	244		150
Other	136	67		53
Total other non-financial liabilities	SFr 7,708	SFr 7,016	SFr 9,205	SFr 9,205